PROPERTY, EQUIPMENT AND SOFTWARE (Tables)	6 Months Ended
Jun. 30, 2025
Property, Plant and Equipment [Abstract]
SCHEDULE OF PROPERTY, EQUIPMENT AND SOFTWARE

As of June 30, 2025 and December 31, 2024, property, equipment and software consist of:

	June 30, 2025	December 31, 2024
	(Unaudited)
Office buildings	$3,902,113	$3,831,577
Electronic equipment, furniture and fixtures	3,542,866	2,966,868
Media display equipment	921,300	904,646
Purchased software	9,131,547	8,149,803
Total	17,497,826	15,852,894
Less: accumulated depreciation	(11,281,111)	(10,298,566)
Property, equipment and software, net	$6,216,715	$5,554,328